Consolidated Statements of Operations and Comprehensive Loss (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Net loss per share attributable to Stratasys Ltd. - diluted	$ (0.44)	$ (0.98)	$ (8.08)
Weighted average shares outstanding - diluted	66,491,000	63,471	54,918